Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Schedule of financial statements restated
	As previously	Restatement
	reported	adjustments	Restated
	31 December	31 December	31 December
	2019	2019	2019
	USD	USD	USD

STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability	-	1,273,740	1,273,740

Loss and total comprehensive loss for the year	(76,558,663)	1,273,740	(75,284,923)

Basic and diluted loss per share	(0.95)	0.01	(0.94)

STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability	16,983,200	(16,983,200)	-
Accumulated losses	(65,340,421)	1,273,740	(64,066,681)

Total equity	125,125,875	(15,709,460)	109,416,415

Derivative warrant liability	-	15,709,460	15,709,460

Current liabilities	79,327,435	15,709,460	95,036,895
Total liabilities	182,126,585	15,709,460	197,836,045

STATEMENT OF CASH FLOWS
Loss for the year	(76,558,663)	1,273,740	(75,284,923)

Adjustment for:
Change in fair value of derivative warrants liability	-	(1,273,740)	(1,273,740)

Schedule of subsidiarie percentage of ownership
Legal name	Country of incorporation	Percentage of ownership
		2019	2018
Brooge Petroleum and Gas Investment Company FZE	United Arab Emirates	100%	-
BPGIC International (formerly known as Twelve Seas) *	Cayman Islands	100%	-

*indirectly held

Schedule of useful life of the assets
Buildings	25 years
Tanks	50 years
Installations (pipeline, pumps and other equipment)	20 - 25 years
Other equipment	5 years
Right-of-use asset - Land	60 years